Share capital and reserves - Ordinary Shares Narrative (Details)									1 Months Ended				2 Months Ended		12 Months Ended
	Aug. 05, 2021 USD ($) shares	Jun. 30, 2021 shares $ / shares	Jan. 30, 2021 EUR (€) shares	Jan. 30, 2021 USD ($) $ / shares shares	Jun. 17, 2020 shares $ / shares	Mar. 13, 2020 EUR (€) shares	Mar. 13, 2020 USD ($) shares	Jun. 14, 2019 shares $ / shares	Aug. 31, 2020 EUR (€) shares	Aug. 31, 2020 USD ($) shares	May 31, 2020 shares	Jul. 31, 2019 shares	Mar. 02, 2022 EUR (€) shares	Mar. 02, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) shares	Aug. 05, 2021 EUR (€)	Dec. 31, 2020 $ / shares	Aug. 01, 2020 $ / shares
Disclosure of classes of share capital [line items]
Share repurchase programme | $	$ 500,000,000						$ 300,000,000			$ 500,000,000
Proceeds from issuance of Ordinary Shares | €															€ 0		€ 600,000	€ 354,100,000
Payments to acquire or redeem entity's shares | €															77,600,000		608,600,000	0
Share based payment charge | €															€ 5,100,000		€ 9,000,000.0	€ 14,900,000
Shares repurchased, payable | €																			€ 3,000,000
Events after Reporting Period
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares) | shares	135,621
Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares) | shares															1,861,826	1,861,826
Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares		$ 30.14			$ 21.78			$ 20.74
Number of equity instruments exercised (in shares) | shares		32,140			34,447			44,272			49,196	2,460						56,250
Ordinary shares
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares				$ 25.29												$ 24.50				$ 21.04	$ 25.50
Costs related to transactions | €						€ 200,000			€ 1,900,000						€ 100,000
Number of shares repurchased (in shares) | shares			507,396	507,396		11,913,682	11,913,682		18,061,952	18,061,952					3,090,082	3,090,082
Payments to acquire or redeem entity's shares			€ 10.5	$ 12.8		€ 217,400,000	$ 250,900,000		€ 389,300,000	$ 460,600,000					€ 67,100,000	$ 75,800,000
Ordinary shares | Events after Reporting Period
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares) | shares													1,160,547	1,160,547
Payments to acquire or redeem entity's shares													€ 26,900,000	$ 30,500,000